Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposit Liability [Line Items]
Summary of Deposit Account Balances
Deposits at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025		2024
	Balance	Weighted Average Rate	Balance	Weighted Average Rate
	(Dollars in thousands)
Non-interest-bearing demand	$1,517,399	—%	$1,438,030	—%
Interest-bearing demand	1,985,871	1.99	2,021,312	2.19
Money market accounts	1,465,028	2.59	1,241,691	2.82
Savings and club deposits	623,444	0.47	652,501	0.75
Certificates of deposit	2,852,337	3.80	2,742,615	4.24

Total deposits	$8,444,079	2.23%	$8,096,149	2.47%

Schedule of Certificate Accounts by Maturity
Scheduled maturities of certificates of deposit accounts at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
One year or less	$2,468,641	$2,422,249
After one year to two years	263,211	281,961
After two years to three years	86,017	21,909
After three years to four years	14,037	8,193
After four years	20,431	8,303

	$2,852,337	$2,742,615

Interest expense on deposits for the years ended December 31, 2025, 2024, and 2023 are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Demand (including money market accounts)	$81,803	$88,337	$62,070
Savings and club deposits	4,015	5,130	2,231
Certificates of deposit	111,556	108,916	60,861

	$197,374	$202,383	$125,162

Northfield Bancorp, Inc. [Member]
Deposit Liability [Line Items]
Summary of Deposit Account Balances

	As of December 31,
	2025		2024
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Transaction:
Negotiable orders of withdrawal and interest-bearing checking	$1,421,244	2.06%	$1,286,154	2.11%
Non-interest bearing checking	736,249	—%	706,976	—%

Total transaction	2,157,493	1.36%	1,993,130	1.36%

Savings:
Money market	275,483	1.84%	272,145	1.87%
Savings	858,600	1.40%	904,163	1.71%

Total savings	1,134,083	1.51%	1,176,308	1.75%

Certificates of deposit:
Under $250,000	582,192	3.41%	844,360	4.10%
$250,000 or more	142,041	3.47%	124,679	4.26%

Total certificates of deposit	724,233	3.42%	969,039	4.12%

Total deposits	$4,015,809	1.77%	$4,138,477	2.12%

Schedule Of Interest Expense On Deposits

December 31, 2025
2026	$665,931
2027	8,752
2028	9,499
2029	20,659
2030	19,392

Total	$724,233

Schedule Of Maturities Of Certificates Of Deposit

	December 31,
	2025	2024	2023
Transaction	$29,514	$27,676	$16,553
Savings and money market	19,456	22,552	13,855
Certificates of deposit	29,915	32,044	18,345

	$78,885	$82,272	$48,753